CRYPTOCURRENCIES - Summary of intangible assets (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
CRYPTOCURRENCIES
Intangible assets - cryptocurrencies	¥ 107,961,261	$ 15,206,026	¥ 66,341,653	$ 9,618,636	¥ 86,118,349	$ 13,513,848
Less: Cryptocurrencies, restricted	20,247,023	2,851,734	8,472,413
Balance of Cryptocurrencies	87,714,238	12,354,292	57,869,240
Bitcoins
CRYPTOCURRENCIES
Intangible assets - cryptocurrencies	92,205,041	12,986,808	60,576,929
Tether
CRYPTOCURRENCIES
Intangible assets - cryptocurrencies	1,546,793	217,861	29,318
Ethereum
CRYPTOCURRENCIES
Intangible assets - cryptocurrencies	1,302,324	183,428	4,924,572
Filecoin
CRYPTOCURRENCIES
Intangible assets - cryptocurrencies	¥ 12,907,103	$ 1,817,929	808,711
Binance Coin
CRYPTOCURRENCIES
Intangible assets - cryptocurrencies			¥ 2,123